Cover Page Cover Page	Feb. 27, 2020
Cover Page [Abstract]
Amendment Flag	false
Title of 12(b) Security	Common Stock, $0.05 Par Value Per Share
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Feb. 27, 2020
Entity Registrant Name	HOME DEPOT, INC.
Entity File Number	1-8207
Entity Tax Identification Number	95-3261426
Entity Address, Address Line One	2455 Paces Ferry Road
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	770
Local Phone Number	433-8211
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	HD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000354950